Warrants and Warrant Derivative Liability - Schedule of Changes in Stock Purchase Warrants (10-K) (Details) (Warrant [Member], USD $)	12 Months Ended
Dec. 31, 2012
Warrant [Member]
Number of Warrants Outstanding, beginning
Granted	60,000
Exercised
Cancelled
Number of Warrants Outstanding, ending	60,000
Number of Warrants Exercisable, beginning
Number of Warrants Exercisable, ending	60,000
Outstanding, Weighted Average Exercise Price
Granted	$ 4.00
Exercised
Cancelled
Outstanding, Weighted Average Exercise Price	$ 4.00
Exercisable, Weighted Average Exercise Price
Exercisable, Weighted Average Exercise Price	$ 4.00
Outstanding, Aggregate Intrinsic Value
Outstanding, Aggregate Intrinsic Value
Exercisable, Aggregate Intrinsic Value
Granted	60,000
Granted, Weighted Average Remaining Life	5 years
Outstanding, Weighted Average Remaining Life	5 years
Exercisable, Weighted Average Remaining Life	5 years